Equity Securities Issued (Details) - Schedule of Movements in Options and Warrants	6 Months Ended
Dec. 31, 2023 USD ($) shares
Schedule Of Movements In Options And Warrants Abstract
Balance	$ 12,879,720
Balance	$ 3,123,758
Number of Options issued in the period (net of adjustments) (in Shares) | shares	1,000,000
Options issued in the period (net of adjustments)	$ (30,501)
Number of Options and warrants expensed
Options and warrants expensed	8,921
Balance	13,879,720
Balance	$ 3,102,178